Cover Page	Apr. 29, 2020
Cover [Abstract]
Entity Central Index Key	0001123360
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity File Number	001-16111
Entity Registrant Name	GLOBAL PAYMENTS INC
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-2567903
Entity Address, Address Line One	3550 Lenox Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	770
Local Phone Number	829-8000
Title of 12(b) Security	Common stock, no par value
Trading Symbol	GPN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false